Loans and advances to customers - Movement in loss provision by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance of financial instruments
Loans and advances to customers combining those at amortised cost and those at fair value through other comprehensive income	€ 757
Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Loans and advances to customers combining those at amortised cost and those at fair value through other comprehensive income	803
Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	(199,351)	€ (191,312)
Impairment at end of year	(191,124)	(199,351)	€ (191,312)
Debt instruments | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	730	498	291
Exchange differences and other	(112)	(116)	(172)
Impairment at end of year	635	730	498
Debt instruments | Financial instruments credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	596
Debt instruments | Financial instruments not credit-impaired [member] | Next 12 months | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	30
Debt instruments | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	9
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	(848,915)	(790,470)
Impairment at end of year	(882,921)	(848,915)	(790,470)
Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	23,934	24,393	26,517
Write-off of impaired balances against recorded impairment allowance	(12,673)	(13,522)	(12,758)
Exchange differences and other	(457)	2,550	36
Impairment at end of year	23,307	23,934	24,393
Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance of financial instruments
Exchange differences and other	387	798	(1,144)
Loans and advances - Customers | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	16,207	15,331
Impairment at end of year	14,906	16,207	15,331
Loans and advances - Customers | Financial instruments not credit-impaired [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	7,727	9,062
Impairment at end of year	8,401	7,727	€ 9,062
Financial assets at amortised cost, category | Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	25,936
Transfer from Stage 2 to Stage 1	2,681
Transfer from Stage 3 to Stage 1	985
Transfer from Stage 3 to Stage 2	2,558
Transfer from Stage 1 to Stage 2	(1,218)
Transfer from Stage 2 to Stage 3	(829)
Transfer from Stage 1 to Stage 3	(89)
Net changes of the exposure and modifications in the credit risk	6,413
Write-off of impaired balances against recorded impairment allowance	(12,673)
Exchange differences and other	(457)
Impairment at end of year	23,307	25,936
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	16,507
Transfer from Stage 3 to Stage 1	1,264
Transfer from Stage 3 to Stage 2	4,529
Transfer from Stage 2 to Stage 3	(1,264)
Transfer from Stage 1 to Stage 3	(173)
Net changes of the exposure and modifications in the credit risk	7,070
Write-off of impaired balances against recorded impairment allowance	(12,673)
Exchange differences and other	(354)
Impairment at end of year	14,906	16,507
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Next 12 months | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	4,350
Transfer from Stage 2 to Stage 1	(1,173)
Transfer from Stage 3 to Stage 1	(279)
Transfer from Stage 1 to Stage 2	438
Transfer from Stage 1 to Stage 3	84
Net changes of the exposure and modifications in the credit risk	304
Exchange differences and other	(66)
Impairment at end of year	3,658	4,350
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	5,079
Transfer from Stage 2 to Stage 1	3,854
Transfer from Stage 3 to Stage 2	(1,971)
Transfer from Stage 1 to Stage 2	(1,656)
Transfer from Stage 2 to Stage 3	435
Net changes of the exposure and modifications in the credit risk	(961)
Exchange differences and other	(37)
Impairment at end of year	€ 4,743	€ 5,079